8. SHARE CAPITAL	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
SHARE CAPITAL

On November 15, 2005 the Company closed a private placement of 560,000 units at $0.375 per unit for a total offering price of $210,000. Each unit consisted of one share of the common stock of the Company, one Class A Warrant exercisable for one share of Common Stock at an exercise price of $0.44 for a period of four years commencing on November 15, 2006, and one Class B Warrant exercisable for one share of Common Stock at an exercise price of $0.50 for a period of three years commencing on November 15, 2007. The Company has the right to accelerate the exercise date or reduce the exercise price of the Class A and Class B Warrants.

On May 9, 2006, at a Special Meeting of the Company’s stockholders, a majority of the Company’s stockholders approved a 2:1 forward stock split.  The record and payment dates of the forward split were May 10 and May 11, 2006 respectively.   All of the common shares issued and outstanding on May 10, 2006 were split.   All references to share and per share amounts have been restated in these financial statements to reflect the split.

On June 13, 2006 the Company closed a private placement of 500,000 units at $2.00 per unit for a total offering price of $1,000,000.  Each unit consisted of one share of the common stock of the Company, one Class A Warrant exercisable for one share of Common Stock at an exercise price of $2.125 for a period of four years commencing on June 13, 2007 and one Class B Warrant exercisable for one share of Common Stock at an exercise price of $2.25 for a period of three and one half years commencing on December 13, 2007.  The Company has the right to accelerate the exercise date or reduce the exercise price of the Class A and Class B Warrants.

On July 13, 2007, at a Special Meeting of the Company’s stockholders, a majority of the Company’s stockholders approved a 2:1 forward stock split.  The record and payment dates of the forward split were October 8 and October 9, 2007 respectively.   All of the common shares issued and outstanding on October 8, 2007 were split.   All references to share and per share amounts have been restated in these financial statements to reflect the split.

On January 9, 2008, 320,000 common share warrants were exercised at an exercise price of $0.1875 for total proceeds of $60,000.

On January 28, 2008, the Company closed a private placement of 1,700,000 common shares at $1.00 per share for total proceeds of $1,700,000.

On June 19, 2009, 100,000 common share warrants were exercised at an exercise price of $0.20 for total proceeds of $20,000. Upon exercise, the fair value of this liability instrument at this date of $39,890 was re-classified from liability to additional paid in capital.

On July 07, 2009, 1,550,000 common share warrants were exercised at an exercise price of $0.1250 for total proceeds of $193,750. Upon exercise, the fair value of this liability instrument at this date of $598,525 was re-classified from liability to additional paid in capital.

On November 17, 2009, 1,600,000 common share warrants were exercised at an exercise price of $0.1250 for total proceeds of $200,000. Upon exercise, the fair value of this liability instrument at this date of $658,010 was re-classified from liability to additional paid in capital.

On March 3, 2010, 888,890 common share warrants were exercised at an exercise price of $0.11 for total proceeds of $100,000.  Upon exercise, the fair value of this liability instrument at this date of $321,689 was re-classified from liability to additional paid in capital. See Note 4.

On March 18, 2010, 844,445 common share warrants were exercised at exercise prices ranging from $0.1125 to $0.19 for total proceeds of $100,000. Upon exercise, the fair value of this liability instrument at this date of $300,445 was re-classified from liability to additional paid in capital. See Note 4.

On January 06, 2011, the Company closed a private placement for a total of 1,000,000 units at $0.10 per unit for total offering price of $100,000.  Each unit consisted of one share of the common stock of the Company and one Class A Warrant exercisable for one share of common stock at an exercise price of $0.15 for a period of four years commencing on January 25, 2012 and expiring on January 25, 2016.

On March 30, 2011, the Company closed two private placements for a total of 625,000 units at $0.16 per unit for a total offering price of $100,000.  Each unit consisted of one share of the common stock of the Company and one Class A Warrant exercisable for one share of common stock at an exercise price of $0.24 for a period of four years commencing on March 30, 2012 and expiring on March 30, 2016.

On May 17, 2011, the Company closed a private placement for a total of 714,286 units at $0.14 per unit for a total offering price of $100,000.  Each unit consisted of one share of the common stock of the Company and one Class A Warrant exercisable for one share of common stock at an exercise price of $0.21 for a period of four years commencing on May 17, 2012 and expiring on May 17, 2016.

On August 12, 2011, the Company closed a private placement for a total of 208,334 units at $0.12 per unit for a total offering price of $25,000.  Each unit consisted of one share of the common stock of the Company and one Class A Warrant exercisable for one share of common stock at an exercise price of $0.18 for a period of four years commencing on August 12, 2012 and expiring on August 12, 2016.

The Company classified the entire proceeds of $325,716 from private placements closed in 2011 as a derivative liability related to the warrants.

On August 6, 2012, the Company closed two private placements for a total of 1,250,000 units at $0.04 per unit for an aggregate total offering price of $50,000. Each unit consisted of one share of common stock of the Company and one Class A Warrant exercisable for one share of common stock at an exercise price of $0.06 for a period of four years commencing on August 6, 2013 and expiring on August 6, 2017.

On August 6, 2012, the Company closed a private placement for a total of 2,500,000 units at $0.04 per unit for a total offering price of $100,000. Each unit consisted of one share of common stock of the Company also with one Class A, once Class B and one Class C Warrant, each exercisable for one share of common stock at an exercise price of $0.10, $0.20 and $0.30 commencing on August 6, 2013, 2014 and 2015 and expiring on August 6, 2022.

On August 20, 2012, the Company closed a private placement for a total of 625,000 units at $0.04 per unit for a total offering price of $25,000. Each unit consisted of one share of common stock of the Company and one Class A Warrant exercisable for one share of common stock at an exercise price of $0.06 for a period of four ten years commencing on August 20, 2013 and expiring on August 20, 2017.

On September 19, 2012, the Company closed a private placement for a total of 416,667 units at $0.06 per unit for a total offering price of $25,000. Each unit consisted of one share of common stock of the Company and one Class A Warrant exercisable for one share of common stock at an exercise price of $0.09 for a period of four years commencing on September 19, 2013 and expiring on September 19, 2017.

On October 26, 2012, the Company closed a private placement for a total of 440,000 units at $0.06 per unit for a total offering price of $26,400. Each unit consisted of one share of common stock of the Company and one Class A Warrant exercisable for one share of common stock at an exercise price of $0.09 for a period of four years commencing on October 26, 2013 and expiring on October 26, 2017.

The Company classified the entire proceeds of $226,400 from private placements closed in 2012 as a derivative liability related to the warrants.

Earnings per share

Basic income per common share is computed by dividing income available to the Company’s common stockholders by the weighted average number of common shares outstanding during the period. Diluted income per common share reflects the potential dilution that could occur from common share issuable through stock options and warrants. Diluted income per common share is computed similarly to basic income per common stock except that weighted average common stock is increased to include the potential issuance of dilutive common stock.

	2012	2011	2010
Net income (loss) for the year	$(1,856,790)	$1,629,255	$3,502,038

Weighted average common stock basic	71,340,773	68,847,251	66,473,025
Effect of options	–	8,128	72,984
Effect of warrants	–	330,072	6,713,909
Diluted	71,340,773	69,185,451	73,223,918

At December 31, 2012 the effect of the Company’s outstanding options and warrants would have been anti-dilutive. Accordingly, only basic income per common share is presented for 2012.